Summary of Significant Accounting Policies and Organization (Tables)	12 Months Ended
Dec. 31, 2017
Summary of Significant Accounting Policies and Organization [Abstract]
Schedule of useful life of furniture and computer equipment
Depreciation/
Amortization
Asset Category	Period
Furniture and fixtures	7 Years
Computer equipment	3 Years

Schedule of computer and equipment and website costs
	December 31, 2017	December 31, 2016
Computer equipment	$12,758	$12,758
Furniture and Fixtures	1,254	1,254

Total	14,012	14,012
Accumulated depreciation	(14,012)	(13,194)
Balance	$--	$818